                                              ----------------------------------
                                                         OMB APPROVAL
                                              ----------------------------------
                                              OMB Number:             3235-0006
                                              Expires:          August 31, 2012
                                              Estimated average
                                                burden hours per
                                                response: .................23.5
                                              ----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               -------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jeffrey W. Greenberg
Address: c/o Aquiline Capital Partners LLC
         535 Madison Avenue, 24th Floor
         New York, NY 10022

Form 13F File Number: 28-12961

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey W. Greenberg
Phone: (212) 624-9500

Signature, Place, and Date of Signing:


/s/ Jeffrey W. Greenberg        New York, NY         February 10, 2010
-----------------------------   ------------------   ----------------------
[Signature]                     [City, State]        [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
-----------------------------   -----------------------------
28-12958                        Aquiline Capital Partners LLC